Nature of Operations - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 Project
Nature Of Operations [Line Items]
Name of reporting entity	Lithium Americas Corp.
Number of significant projects	2
Cauchari-Olaroz | Minera Exar S.A.
Nature Of Operations [Line Items]
Ownership interest in joint venture	49.00%
Cauchari-Olaroz | Minera Exar S.A. | Ganfeng
Nature Of Operations [Line Items]
Ownership interest in joint venture	51.00%
Thacker Pass | Lithium Nevada Corp
Nature Of Operations [Line Items]
Ownership interest in subsidiary	100.00%